Consolidated Statements of Operations - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
General and administrative expenses		$ 1,079,899	$ 2,225,030
Loss from operations		(1,079,899)	(2,225,030)
Other income:
Change in fair value of over-allotment liability		285,738	26,558
Interest earned on bank account			27,824
Interest earned on cash held in Trust Account		722,270	7,188,186
Total other income		1,008,008	7,242,568
NET INCOME (LOSS)		$ (71,891)	$ 5,017,538
Class A Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)		3,223,571	18,488,125
Basic net income (loss) per ordinary share (in Dollars per share)		$ (0.01)	$ 0.21
Diluted net income (loss) per ordinary share (in Dollars per share)		$ (0.01)	$ 0.21
Class B Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)	[1]	5,145,299	5,833,333
Basic net income (loss) per ordinary share (in Dollars per share)		$ (0.01)	$ 0.21
Diluted net income (loss) per ordinary share (in Dollars per share)		$ (0.01)	$ 0.21

[1]	Excludes an aggregate of up to 875,000 Class B ordinary shares that were subject to forfeiture if the underwriter did not exercise its over-allotment option. On January 10, 2025, the over-allotment option expired unexercised. As a result, the 875,000 shares were forfeited.